Consolidated Balance Sheets - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	¥ 188,980	¥ 357,796
Term deposits and short term investments	1,309,028	1,280,033
Restricted cash	15,618	31,039
Accounts receivable, net	456,935	675,616
Amounts due from related parties	57,079	32,587
Prepayments and other current assets	49,363	42,846
Total current assets	2,077,003	2,419,917
Non-current assets:
Property and equipment, net	29,051	62,649
Intangible assets, net	22,495	12,396
Available-for-sale debt investments	29,401	36,662
Equity investments, net	111,128	94,821
Deferred income tax assets, net	92,189	86,867
Operating lease right-of-use assets, net	41,361	49,487
Other non-current assets	3,218	9,753
Total non-current assets	328,843	352,635
Total assets	2,405,846	2,772,552
Current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB493,389 and RMB345,561 as of December 31, 2020 and 2021, respectively. Note 1) :
Accounts payable	217,172	221,203
Amounts due to related parties	34,735	34,420
Advances from customers	33,461	38,835
Taxes payable	412,776	402,610
Salary and welfare payable	119,812	156,599
Accrued expenses and other current liabilities	123,243	172,376
Operating lease liabilities	25,780	36,370
Total current liabilities	966,979	1,062,413
Non-current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB43,190 and RMB32,169 as of December 31, 2020 and 2021, respectively. Note 1) :
Deferred tax liabilities	1,312	1,312
Long-term liabilities	28,330	28,182
Operating lease liabilities	20,070	16,672
Total non-current liabilities	49,712	46,166
Total liabilities	1,016,691	1,108,579
Commitments and contingencies (Note 22)
Shareholders’ equity:
Additional paid-in capital	1,629,014	1,620,580
Statutory reserves	98,482	92,017
Accumulated deficits	(300,357)	(88,191)
Accumulated other comprehensive loss	(39,308)	(28,214)
Total Phoenix New Media Limited shareholders’ equity	1,427,383	1,635,744
Noncontrolling interests	(38,228)	28,229
Total shareholders’ equity	1,389,155	1,663,973
Total liabilities and shareholders’ equity	2,405,846	2,772,552
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	17,499
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053	¥ 22,053